Note 15 - Expenditure Commitments (Details Textual) - AUD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Short-term leases contracted but not capitalized	$ 0	$ 0
Research and development termination commitments	$ 1,700